Note 11 - Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
11.	OTHER LIABILITIES
The components of other liabilities are as follows (Dollar amounts in thousands):
	2013	2012

Accrued interest payable	$364	$492
Other	1,999	1,516

Total	$2,363	$2,008